S000072812 [Member] Performance Management - iMGP Dolan McEniry Core Plus Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Simultaneous with the Dolan McEniry Core Plus Fund’s commencement of operation on September 20, 2021, the Dolan McEniry Core Plus Fund acquired the assets and assumed the liabilities of the iM Dolan McEniry Core Plus Fund, a series of Manager Directed Portfolios (the “Predecessor Fund”), in a reorganization (the “Reorganization”). The Dolan McEniry Core Plus Fund assumed the performance and accounting history of the Predecessor Fund on the date of the Reorganization. Performance prior to September 20, 2021 is that of the Predecessor Fund.
The following performance information provides some indication of the risks of investing in the Dolan McEniry Core Plus Fund. The bar chart shows changes in the performance of the Dolan McEniry Core Plus Fund’s Institutional Class shares from year to year. The table below shows how the Dolan McEniry Core Plus Fund’s average annual total returns of the Institutional Class for the 1‑year, 5‑year and since inception periods compare to those of a broad-based market index and a secondary market index. Past performance, before and after taxes, does not necessarily indicate how the Dolan McEniry Core Plus Fund will perform in the future. Updated performance information is available on the Dolan McEniry Core Plus Fund’s website at www.imgp.com.

Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, does not necessarily indicate how the Dolan McEniry Core Plus Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Dolan McEniry Core Plus Fund. Thebar chart shows changes in the performance of the Dolan McEniry Core Plus Fund’s Institutional Class shares from year to year. The table below shows how the Dolan McEniry Core Plus Fund’s average annual total returns of the Institutional Class for the 1‑year, 5‑year and since inception periods compare to those of a broad-based market index and a secondary market index.
Bar Chart [Heading]	Dolan McEniry Core Plus FundInstitutional Class Calendar Year Total Returnsas of December 31
Bar Chart Closing [Text Block]
During the period shown above, the highest and lowest quarterly returns earned by the Dolan McEniry Core Plus Fund were:

Highest:	7.70%	Quarter ended June 30, 2020
Lowest:	-5.56%	Quarter ended March 31, 2020

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
The Dolan McEniry Core Plus Fund’s after‑tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. If you own shares of the Dolan McEniry Core Plus Fund in a tax‑deferred account, such as a 401(k) plan or an individual retirement account, after‑tax returns shown are not relevant to your investment. The after‑tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The Dolan McEniry Core Plus Fund’s after‑tax returns as shown in the above table are calculated using the historical highestapplicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after‑tax returns depend on your tax situation and may differ from those shown. If you own shares of the Dolan McEniry Core Plus Fund in a tax‑deferred account, such as a 401(k) plan or an individual retirement account, after‑tax returns shown are not relevant to your investment.
Performance Table Explanation after Tax Higher	The after‑tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
Performance Availability Website Address [Text]	www.imgp.com
Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	7.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(5.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020